Financing Receivables (Age Of The Recorded Investment In Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	¥ 1,693,658	¥ 1,465,993
1 to 89 days past due, Performing	10,262	8,440
Greater than 90 days past due, Nonperforming	10,928	11,399
Total	1,714,848	1,485,832
Greater than 90 days and accruing	155	436
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	267,046	229,570
Past due	2,168	8,949
Total	269,214	238,519
Past due and accruing	0	0
Installment Sales Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	966,759	791,923
1 to 89 days past due, Performing	2,516	2,392
Greater than 90 days past due, Nonperforming	1,994	1,724
Total	971,269	796,039
Greater than 90 days and accruing	12	10
Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	444,634	407,327
1 to 89 days past due, Performing	1,938	3,721
Greater than 90 days past due, Nonperforming	3,871	4,877
Total	450,443	415,925
Greater than 90 days and accruing	143	426
Credit Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	280,463	263,848
1 to 89 days past due, Performing	5,808	2,327
Greater than 90 days past due, Nonperforming	1,034	801
Total	287,305	266,976
Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	1,802	2,895
Greater than 90 days past due, Nonperforming	4,029	3,997
Total	¥ 5,831	¥ 6,892